Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal
Current	$ 1,956	$ 1,888	$ 1,885
Deferred	(223)	(126)	(83)
Federal income tax	1,733	1,762	1,802
State
Current	346	331	216
Deferred	18	(6)	14
State income tax	364	325	230
Applicable income taxes	$ 2,097	$ 2,087	$ 2,032